SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Global Income Builder Fund

The following information replaces the existing disclosure contained under the ”Portfolio Manager(s)” sub-heading of the ”MANAGEMENT” section of the summary section of the fund’s prospectus.

William Chepolis, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2005.

Thomas Schuessler, PhD., Managing Director. Portfolio Manager of the fund. Began managing the fund in 2008.

Philip G. Condon, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2013.

Gary Russell, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2013.

John D. Ryan, Director. Portfolio Manager of the fund. Began managing the fund in 2012.

Fabian Degen, CFA, Assistant Vice President. Portfolio Manager of the fund. Began managing the fund in 2012.

The following information replaces the existing disclosure contained under the ”MANAGEMENT” subheading of the ”FUND DETAILS” section of the fund’s prospectus.

William Chepolis, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2005.

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Joined Deutsche Asset & Wealth Management in 1998 after 13 years of experience as vice president and portfolio manager for Norwest Bank where he managed the bank’s fixed income and foreign exchange portfolios.

■	Portfolio Manager for Retail Fixed Income: New York.

■	BIS, University of Minnesota.

Thomas Schuessler, PhD., Managing Director. Portfolio Manager of the fund. Began managing the fund in 2008.

■	Joined Deutsche Asset & Wealth Management in 2001 after five years at Deutsche Bank where he managed various projects and worked in the office of the Chairman of the Management Board.

■	Head of Equity Income and Member of the Asset Management CIO Executive Committee: Frankfurt.

■	PhD, University of Heidelberg, studies in physics and economics at University of Heidelberg and University of Utah.

Philip G. Condon, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2013.

■	Joined Deutsche Asset & Wealth Management in 1983.

■	Head of US Retail Fixed Income Funds.

■	BA and MBA, University of Massachusetts at Amherst.

Gary Russell, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2013.

■	Joined Deutsche Asset & Wealth Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

■	Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

■	Head of US High Yield Bonds: New York.

■	BS, United States Military Academy (West Point); MBA, NewYork University, Stern School of Business.

John D. Ryan, Director. Portfolio Manager of the fund. Began managing the fund in 2012.

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Joined Deutsche Asset & Wealth Management in 2010 from Northern Trust where he served as a senior portfolio manager. Previously, he served as a portfolio manager and head of credit trading for Deutsche Asset Management from 1998-2003.

■	Over 19 years of investment industry experience.

■	BA in Economics, University of Chicago; MBA, University of Chicago.

May 20, 2014 PROSTKR-381

Fabian Degen, CFA, Assistant Vice President. Portfolio Manager of the fund. Began managing the fund in 2012.

■	Joined Deutsche Asset & Wealth Management in 2007.

■	Portfolio manager for US and Global Value Equity: Frankfurt.

■	US and Global Fund Management: Frankfurt.

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Bachelor of International Business Administration in Investments and Finance from the International University of Applied Sciences Bad Honnef, Bonn with educational exchanges at the University of Maine (USA).

Please Retain This Supplement for Future Reference

May 20, 2014 PROSTKR-381
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